COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Continuity of the Flow-through Share Premium Liability
A continuity of the flow-through share premium liability is as follows:

	Year ended December 31, 2019	Year ended December 31, 2018

Balance, beginning of the period	$550,392	$109,251
Liability incurred on flow-through shares issued	233,340	784,892
Settlement of flow-through share liability on expenditure made	(556,210)	(343,751)

Balance, end of the period	$227,522	$550,392